UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21938

Voya Natural Resources Equity Income Fund

(Exact name of registrant as specified in charter)

7337 East Doubletree Ranch Rd., Suite 100, Scottsdale, AZ 85258
(Address of principal executive offices) (Zip code)

Huey P. Falgout, Jr., 7337 East Doubletree Ranch Road, Suite 100, Scottsdale, AZ 85258

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end: February 28

Date of reporting period: May 31, 2016

Item 1. Schedule of Investments

The schedules of investments as of the close of the reporting period are set forth below for:

Voya Natural Resources Equity Income Fund

The schedules are not audited.

Voya Natural Resources Equity Income Fund	PORTFOLIO OF INVESTMENTS as of May 31, 2016 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 99.1%
		Energy: 80.1%
75,535		Anadarko Petroleum Corp.	$3,917,245	2.5
34,923		Apache Corp.	1,995,500	1.3
54,288		Baker Hughes, Inc.	2,517,877	1.6
102,825		Cameco Corp.	1,195,855	0.8
110,745		Canadian Natural Resources Ltd.	3,293,556	2.1
36,229	@	Carrizo Oil & Gas, Inc.	1,394,816	0.9
10,121		Cenovus Energy, Inc.	152,625	0.1
122,365		Chevron Corp.	12,358,865	8.0
33,851		Columbia Pipeline Group, Inc.	864,554	0.6
3,936	@	Concho Resources, Inc./Midland TX	477,594	0.3
106,777		ConocoPhillips	4,675,765	3.0
100,082		Crescent Point Energy Corp.	1,697,391	1.1
86,458		Devon Energy Corp.	3,120,269	2.0
27,093		Diamond Offshore Drilling	699,541	0.4
22,767	@	Dril-Quip, Inc.	1,389,470	0.9
172,425		EnCana Corp.	1,372,503	0.9
75,515		Enerplus Corp.	410,802	0.3
76,001		Ensco PLC	751,650	0.5
42,696		EOG Resources, Inc.	3,473,747	2.2
32,828		EQT Corp.	2,404,651	1.5
115,558		Exxon Mobil Corp.	10,286,973	6.6
19,540	@	Gulfport Energy Corp.	600,660	0.4
67,735		Halliburton Co.	2,857,062	1.8
35,911		Hess Corp.	2,152,146	1.4
236,072		Kinder Morgan, Inc.	4,268,182	2.7
71,394	@	Kosmos Energy, LLC	409,802	0.3
108,176	@	Laredo Petroleum, Inc.	1,310,011	0.8
71,532		Marathon Oil Corp.	934,923	0.6
55,581		Marathon Petroleum Corp.	1,935,886	1.2
39,567	@	Newfield Exploration Co.	1,613,147	1.0
69,885		Noble Corp. PLC	582,841	0.4
65,914		Noble Energy, Inc.	2,356,425	1.5
94,317		Occidental Petroleum Corp.	7,115,274	4.6
15,248	@	Parsley Energy, Inc.	397,515	0.3
17,140		PBF Energy, Inc.	451,982	0.3
34,388		Phillips 66	2,763,420	1.8
9,260		Pioneer Natural Resources Co.	1,484,563	1.0
173,959		Precision Drilling Corp.	819,347	0.5
82,428		QEP Resources, Inc.	1,535,634	1.0
13,052		Range Resources Corp.	555,885	0.4
55,176	@	Rice Energy, Inc.	1,117,314	0.7
56,769		Rowan Companies PLC	961,099	0.6
22,546		Royal Dutch Shell PLC - Class A ADR	1,093,256	0.7
159,956		Schlumberger Ltd.	12,204,643	7.9
31,643		Spectra Energy Corp.	1,008,146	0.6
133,927		Suncor Energy, Inc.	3,703,082	2.4
13,181		Targa Resources Corp.	564,542	0.4
20,933		Tesoro Corp.	1,634,449	1.0
91,325		TransCanada Corp.	3,786,334	2.4
Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Energy: (continued)
36,400		Transocean Ltd.	$356,356	0.2
31,551	@	Unit Corp.	440,767	0.3
68,260		Valero Energy Corp.	3,733,822	2.4
59,998		Williams Cos., Inc.	1,329,556	0.9
			124,529,320	80.1

		Materials: 19.0%
21,641		Agnico-Eagle Mines Ltd.	972,114	0.6
162,588		Alcoa, Inc.	1,507,191	1.0
5,304		Avery Dennison Corp.	394,511	0.3
137,763		Barrick Gold Corp.	2,310,285	1.5
25,360	@	Berry Plastics Group, Inc.	993,351	0.6
36,712	@	Boise Cascade Co.	842,907	0.5
18,049		Compass Minerals International, Inc.	1,406,920	0.9
35,674	@	Crown Holdings, Inc.	1,861,113	1.2
33,656		Domtar Corp.	1,300,468	0.8
8,966		Eagle Materials, Inc.	702,217	0.5
4,593		Franco-Nevada Corp.	291,012	0.2
39,711		Freeport-McMoRan, Inc.	439,998	0.3
28,606		GoldCorp, Inc.	481,153	0.3
94,438		Graphic Packaging Holding Co.	1,265,469	0.8
24,260		Greif, Inc. - Class A	869,964	0.6
267,163		Hecla Mining Co.	1,084,682	0.7
62,227		International Paper Co.	2,623,490	1.7
30,935		KapStone Paper and Packaging Corp.	471,759	0.3
123,783	@	Kinross Gold Corp.	527,316	0.3
2,399		Martin Marietta Materials, Inc.	453,507	0.3
77,560		Newmont Mining Corp.	2,513,720	1.6
27,739		Packaging Corp. of America	1,892,632	1.2
34,369		Sealed Air Corp.	1,596,096	1.0
91,257		Tahoe Resources, Inc.	1,088,696	0.7
4,568		Vulcan Materials Co.	533,314	0.4
16,466		WestRock Co.	652,218	0.4
99,010		Yamana Gold, Inc.	413,862	0.3
			29,489,965	19.0

	Total Common Stock (Cost $173,462,770)		154,019,285	99.1

SHORT-TERM INVESTMENTS: 1.3%
		Mutual Funds: 1.3%
1,997,000		BlackRock Liquidity Funds, TempFund, Institutional Class, 0.410%††
		(Cost $1,997,000)	1,997,000	1.3

	Total Short-Term Investments (Cost $1,997,000)		1,997,000	1.3

Voya Natural Resources Equity Income Fund	PORTFOLIO OF INVESTMENTS as of May 31, 2016 (Unaudited) (Continued)

Total Investments in Securities (Cost $175,459,770)	$156,016,285	100.4
Liabilities in Excess of Other Assets	(690,160)	(0.4)
Net Assets	$155,326,125	100.0

††	Rate shown is the 7-day yield as of May 31, 2016.
@	Non-income producing security.
ADR	American Depositary Receipt

Cost for federal income tax purposes is $176,133,003.

Net unrealized depreciation consists of:

Gross Unrealized Appreciation	$6,782,994
Gross Unrealized Depreciation	(26,899,712)

Net Unrealized Depreciation	$(20,116,718)

Industry Diversification as of May 31, 2016
(as a percentage of net assets)

Integrated Oil & Gas	22.4%
Oil & Gas Exploration & Production	22.2%
Oil & Gas Equipment & Services	12.2%
Oil & Gas Storage & Transportation	7.0%
Oil & Gas Refining & Marketing	6.4%
Oil & Gas	5.2%
Materials	3.9%
Gold	3.4%
Paper Products	2.8%
Oil & Gas Drilling	2.2%
Mining	2.1%
Energy	1.9%
Packaging & Containers	1.6%
Paper Packaging	1.5%
Metal & Glass Containers	1.2%
Aluminum	1.0%
Building Materials	0.9%
Pipelines	0.6%
Construction Materials	0.3%
Diversified Metals & Mining	0.3%
Assets in Excess of Other Liabilities*	0.9%
Net Assets	100.0%

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of May 31, 2016 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at May 31, 2016
Asset Table
Investments, at fair value
Common Stock*	$154,019,285	$–	$–	$154,019,285
Short-Term Investments	1,997,000	–	–	1,997,000
Total Investments, at fair value	$156,016,285	$–	$–	$156,016,285
Liabilities Table
Other Financial Instruments+
Written Options	$–	$(877,449)	$–	$(877,449)
Total Liabilities	$–	$(877,449)	$–	$(877,449)

Voya Natural Resources Equity Income Fund	PORTFOLIO OF INVESTMENTS as of May 31, 2016 (Unaudited) (Continued)

+	Other Financial Instruments are derivatives not reflected in the portfolio of investments and may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.
*	For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

At May 31, 2016, the following over-the-counter written options were outstanding for Voya Natural Resources Equity Income Fund:

Number of Contracts	Counterparty	Description	Exercise Price	Expiration Date	Premiums Received	Fair Value
Options on Indices
863,163	Goldman Sachs & Co.	Call on Energy Select Sector SPDR® Fund	67.530 USD	06/17/16	$708,657	$(657,202)
329,870	Citigroup, Inc.	Call on Materials Select Sector SPDR® Fund	47.120 USD	06/17/16	138,677	(164,453)
158,420	HSBC Bank PLC	Call on VanEck Vectors Gold Miners ETF	24.530 USD	06/17/16	180,979	(55,794)
		Total Written OTC Options			$1,028,313	$(877,449)

Voya Natural Resources Equity Income Fund	PORTFOLIO OF INVESTMENTS as of May 31, 2016 (Unaudited) (Continued)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of May 31, 2016 was as follows:

	Instrument Type	Fair Value
Derivatives not accounted for as hedging instruments

Liability Derivatives

Equity contracts	Written options	$877,449
Total Liability Derivatives		$877,449

The following is a summary by counterparty of the fair value of OTC derivative instruments subject to Master Netting Agreements and collateral pledged (received), if any, at May 31, 2016:

	Citigroup, Inc.	Goldman Sachs & Co.	HSBC Bank PLC	Totals
Liabilities:
Written options	$164,453	$657,202	$55,794	$877,449
Total Liabilities	$164,453	$657,202	$55,794	$877,449

Net OTC derivative instruments by counterparty, at fair value	$(164,453)	$(657,202)	$(55,794)	(877,449)

Total collateral pledged by the Fund/(Received from counterparty)	$-	$-	$-	$-

Net Exposure(1)	$(164,453)	$(657,202)	$(55,794)	$(877,449)

(1) Positive net exposure represents amounts due from each respective counterparty. Negative exposure represents amounts due from the Fund.

Item 2. Controls and Procedures.

(a)	Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-Q are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N-Q and the officer certifications of such Form N-Q.

(b)	There were no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant):	Voya Natural Resources Equity Income Fund

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	July 27, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	July 27, 2016

By	/s/ Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer

Date:	July 27, 2016